Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)		Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total							$ 1,248,550,410
Newmont Corporation [Member]
Total		$ 813,140,567	$ 201,253,851	$ 19,748,854	$ 4,154,515	$ 16,823,787	1,055,121,573
Newmont Corporation [Member] | ARGENTINA | Government of Argentina - Tax Authority [Member]
Total	[1]	42,924,365	10,728,466	205,311			53,858,142
Newmont Corporation [Member] | ARGENTINA | Government of the Province of Santa Cruz - General Secretary of Government [Member]
Total	[1]		4,561,608				4,561,608
Newmont Corporation [Member] | ARGENTINA | Government of the Province of Santa Cruz - UNIRSE Trust Fund [Member]
Total	[1]					12,987,294	12,987,294
Newmont Corporation [Member] | ARGENTINA | Municipality of Perito Moreno [Member]
Total	[1]			6,060	1,466,357		1,472,417
Newmont Corporation [Member] | AUSTRALIA | Government of Australia - Australian Taxation Office [Member]
Total	[1]	291,930,682					291,930,682
Newmont Corporation [Member] | AUSTRALIA | Government of Northern Territory - Northern Territory Treasury [Member]
Total	[1]	115,376,120					115,376,120
Newmont Corporation [Member] | AUSTRALIA | Government of Northern Territory - Receiver of Territory Monies [Member]
Total	[1]			680,540			680,540
Newmont Corporation [Member] | AUSTRALIA | Government of Western Australia - Department of Mines and Petroleum [Member]
Total	[1]		55,528,264	1,892,199			57,420,464
Newmont Corporation [Member] | AUSTRALIA | Government of Western Australia - Department of Water and Environmental Regulation [Member]
Total	[1]			95,902			95,902
Newmont Corporation [Member] | AUSTRALIA | Government of Western Australia - Office of State Revenue [Member]
Total	[1]	367,412					367,412
Newmont Corporation [Member] | AUSTRALIA | Shire of Boddington [Member]
Total	[1]			2,537,325	36,690		2,574,015
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Financial Provisioning Scheme [Member]
Total	[1]			412,392			412,392
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Charters Towers Regional Council [Member]
Total	[1]			93,620			93,620
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Commissioner of State Revenue [Member]
Total	[1]	107,453					107,453
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Department of Environment, Science, and Regulation [Member]
Total	[1]			137,055			137,055
Newmont Corporation [Member] | AUSTRALIA | Government of Queensland - Department of Natural Resources, Mines, and Energy [Member]
Total	[1]			126,169			126,169
Newmont Corporation [Member] | CANADA | Brunswick House First Nation [Member]
Total	[1]		1,889,718		2,997		1,892,715
Newmont Corporation [Member] | CANADA | Cat Lake First Nation [Member]
Total	[1]		926,154		4,816		930,970
Newmont Corporation [Member] | CANADA | Chapleau Cree First Nation [Member]
Total	[1]		1,889,404				1,889,404
Newmont Corporation [Member] | CANADA | Chapleau Ojibwe First Nation [Member]
Total	[1]		1,829,877				1,829,877
Newmont Corporation [Member] | CANADA | City of Timmins [Member]
Total	[1]	2,306,104		1,866	1,232		2,309,202
Newmont Corporation [Member] | CANADA | Cree Nation Government [Member]
Total	[1]		876,638				876,638
Newmont Corporation [Member] | CANADA | Cree Nation of Wemindji [Member]
Total	[1]				273,271		273,271
Newmont Corporation [Member] | CANADA | Government of British Columbia [Member]
Total	[1]	12,562		245,354			257,916
Newmont Corporation [Member] | CANADA | Government of Ontario - Electrical Safety Authority [Member]
Total	[1]			82,472			82,472
Newmont Corporation [Member] | CANADA | Government of Ontario - Ministry of Northern Development and Mines [Member]
Total	[1]	156,873					156,873
Newmont Corporation [Member] | CANADA | Government of Quebec - Ministry of Natural Resources and Forests [Member]
Total	[1]			525,590			525,590
Newmont Corporation [Member] | CANADA | Government of Quebec - Ministry of Revenue [Member]
Total	[1]	5,935,200					5,935,200
Newmont Corporation [Member] | CANADA | Government of Quebec - Ministry of Sustainable Development, Environment, and Fight Against Climate Change [Member]
Total	[1]			112,545			112,545
Newmont Corporation [Member] | CANADA | Kingfischer Lake First Nation [Member]
Total	[1]		926,154		6,223		932,377
Newmont Corporation [Member] | CANADA | Michipicoten First Nations [Member]
Total	[1]		457,252		755		458,006
Newmont Corporation [Member] | CANADA | Mishamikiwiish Akiw Otabitamaageg [Member]
Total	[1]			217,490			217,490
Newmont Corporation [Member] | CANADA | Mishkeegogamang First Nation [Member]
Total	[1]		566,486		9,438		575,924
Newmont Corporation [Member] | CANADA | North Caribou Lake First Nation [Member]
Total	[1]		1,235,075		18,641		1,253,715
Newmont Corporation [Member] | CANADA | Regional Government of Eeyou Istchee Baie-James [Member]
Total	[1]	1,233,583					1,233,583
Newmont Corporation [Member] | CANADA | Regional Government of James Bay - Commission Scolaire [Member]
Total	[1]	75,158					75,158
Newmont Corporation [Member] | CANADA | Selkirk First Nation [Member]
Total	[1]				188,878		188,878
Newmont Corporation [Member] | CANADA | Shibogama First Nations [Member]
Total	[1]		324,154				324,154
Newmont Corporation [Member] | CANADA | Tahltan Nation [Member]
Total	[1]			185,342			185,342
Newmont Corporation [Member] | CANADA | Wabun Tribal Council [Member]
Total	[1]			222,973	12,743		235,716
Newmont Corporation [Member] | CANADA | White River First Nation [Member]
Total	[1]				222,906		222,906
Newmont Corporation [Member] | CANADA | Windigo First Nations Council [Member]
Total	[1]		565,478		10,364		575,843
Newmont Corporation [Member] | CANADA | Wunnumin Lake First Nations [Member]
Total	[1]		926,154		8,756		934,910
Newmont Corporation [Member] | CHILE | Federal Government of Chile - Treasury of the Republic [Member]
Total	[1]	3,007,031		94,878			3,101,909
Newmont Corporation [Member] | CHILE | Municipality of Las Condes [Member]
Total	[1]	631,625					631,625
Newmont Corporation [Member] | GHANA | Asutifi South District [Member]
Total	[1]			162,051	32,319		194,370
Newmont Corporation [Member] | GHANA | Birim North District Assembly [Member]
Total	[1]			252,450			252,450
Newmont Corporation [Member] | GHANA | Government of Ghana - Administration of Stool Land [Member]
Total	[1]			166,934			166,934
Newmont Corporation [Member] | GHANA | Government of Ghana - Environmental Protection Agency [Member]
Total	[1]			507,751	350,000		857,751
Newmont Corporation [Member] | GHANA | Government of Ghana - Forest Commission Minerals Development [Member]
Total	[1]		3,377,616				3,377,616
Newmont Corporation [Member] | GHANA | Government of Ghana - Ghana Cocoa Board [Member]
Total	[1]					980,400	980,400
Newmont Corporation [Member] | GHANA | Government of Ghana - Internal Revenue Services [Member]
Total	[1]	224,442,908		5,323			224,448,231
Newmont Corporation [Member] | GHANA | Government of Ghana - Mineral Income Investment Fund [Member]
Total	[1]		63,244,785				63,244,785
Newmont Corporation [Member] | GHANA | Government of Ghana - Minerals Commission [Member]
Total	[1]			453,391			453,391
Newmont Corporation [Member] | GHANA | Government of Ghana - Ministry of Finance [Member]
Total	[1]		6,137,384				6,137,384
Newmont Corporation [Member] | GHANA | Government of Ghana - Ministry of Lands and Natural Resources [Member]
Total	[1]			266,101			266,101
Newmont Corporation [Member] | GHANA | Government of Ghana - Ministry of Roads and Highways [Member]
Total	[1]					2,744,295	2,744,295
Newmont Corporation [Member] | GHANA | Government of Ghana - Water Resources Commission [Member]
Total	[1]			136,507			136,507
Newmont Corporation [Member] | GHANA | Tano North Municipal District [Member]
Total	[1]			87,487			87,487
Newmont Corporation [Member] | GUATEMALA | Community Development Council (COCODE) - Aldea Pie de la Cuesta [Member]
Total	[1]					111,798	111,798
Newmont Corporation [Member] | GUATEMALA | Municipality of San Miguel Ixtahuacan [Member]
Total	[1]				108,468		108,468
Newmont Corporation [Member] | MEXICO | Government of Mexico - Secretary of the Economy [Member]
Total	[1]	3,647,404		2,031,436			5,678,840
Newmont Corporation [Member] | MEXICO | Government of Mexico - Federation Treasury [Member]
Total	[1]	85,921,228	8,259,957	229,488			94,410,673
Newmont Corporation [Member] | MEXICO | Government of Zacatecas - Finance Secretary [Member]
Total	[1]	7,607,513			186,869		7,794,381
Newmont Corporation [Member] | MEXICO | Municipality of Mazapil [Member]
Total	[1]	1,457,862		17,093			1,474,955
Newmont Corporation [Member] | MEXICO | Autonomous University of Zacatecas Foundation [Member]
Total	[1]				371,386		371,386
Newmont Corporation [Member] | PERU | Government of Peru - Agency for Environmental Assessment and Enforcement [Member]
Total	[1]	406,292		240,035			646,327
Newmont Corporation [Member] | PERU | Government of Peru - Customs and Administration Office (Tax Authority) [Member]
Total	[1]	6,757,667	649,084				7,406,751
Newmont Corporation [Member] | PERU | Government of Peru - Geological Mining Metallurgical Institute [Member]
Total	[1]			2,877,160			2,877,160
Newmont Corporation [Member] | PERU | Government of Peru - Ministry of Transport and Comminications [Member]
Total	[1]			109,160			109,160
Newmont Corporation [Member] | PERU | Government of Peru - Supervisory Agency for Investment in Energy and Mining [Member]
Total	[1]	680,453					680,453
Newmont Corporation [Member] | PERU | Government of Peru - National Water Authority [Member]
Total	[1]			1,276,707			1,276,707
Newmont Corporation [Member] | PERU | Municipality of Chanta Alta Town Center [Member]
Total	[1]				118,373		118,373
Newmont Corporation [Member] | PERU | Municipality of the Rio Grande Town Center [Member]
Total	[1]				78,206		78,206
Newmont Corporation [Member] | SURINAME | Government of Suriname [Member]
Total	[1]	9,551,823	36,354,143		644,829		46,550,795
Newmont Corporation [Member] | UNITED STATES | Government of the State of Alaska [Member]
Total	[1]			168,000			168,000
Newmont Corporation [Member] | UNITED STATES | Government of the State of Colorado - Department of Revenue [Member]
Total	[1]	1,225,000					1,225,000
Newmont Corporation [Member] | UNITED STATES | Government of the State of Washington - Department of Health [Member]
Total	[1]			560,326			560,326
Newmont Corporation [Member] | UNITED STATES | Government of the United States of America - Bureau of Land Management [Member]
Total	[1]			395,670			395,670
Newmont Corporation [Member] | UNITED STATES | Government of the United States of America - Environmental Protection Agency [Member]
Total	[1]			884,027			884,027
Newmont Corporation [Member] | UNITED STATES | Spokane Tribe of Indians [Member]
Total	[1]			1,046,675			1,046,675
Newmont Corporation [Member] | UNITED STATES | Stevens County [Member]
Total	[1]	105,643					105,643
Newmont Corporation [Member] | UNITED STATES | Teller County [Member]
Total	[1]	7,272,608					7,272,608
Newcrest Mining Limited [Member]
Total		116,287,184	56,341,464	8,646,971	5,099,647	7,053,571	193,428,837
Newcrest Mining Limited [Member] | AUSTRALIA | Government of Australia - Australian Taxation Office [Member]
Total	[2]	92,952,764					92,952,764
Newcrest Mining Limited [Member] | AUSTRALIA | Government of Queensland - Department of Natural Resources, Mines, and Energy [Member]
Total	[2]			76,284			76,284
Newcrest Mining Limited [Member] | AUSTRALIA | Blayney Shire Council [Member]
Total	[2]			1,546,060			1,546,060
Newcrest Mining Limited [Member] | AUSTRALIA | Cabonne Council [Member]
Total	[2]			633,200		46,474	679,674
Newcrest Mining Limited [Member] | AUSTRALIA | Government of New South Wales - Department of Regional New South Wales (NSW) [Member]
Total	[2]			1,082,507			1,082,507
Newcrest Mining Limited [Member] | AUSTRALIA | Government of New South Wales - Revenue New South Wales [Member]
Total	[2]		28,692,406				28,692,406
Newcrest Mining Limited [Member] | AUSTRALIA | Government of Northern Territory - Department of Industry, Tourism and Trade [Member]
Total	[2]			47,588			47,588
Newcrest Mining Limited [Member] | AUSTRALIA | Government of Southern Australia - Department of Energy and Mining [Member]
Total	[2]			87,061			87,061
Newcrest Mining Limited [Member] | AUSTRALIA | Government of Western Australia - Department of Environment, Energy and Climate Action [Member]
Total	[2]			72,822			72,822
Newcrest Mining Limited [Member] | AUSTRALIA | Government of Western Australia - Department of Mines, Industry Regulation, and Safety [Member]
Total	[2]		9,782,913	1,606,568			11,389,481
Newcrest Mining Limited [Member] | AUSTRALIA | Port of Port Hedland [Member]
Total	[2]			106,976			106,976
Newcrest Mining Limited [Member] | AUSTRALIA | Shire of East Pilbara [Member]
Total	[2]			1,029,349			1,029,349
Newcrest Mining Limited [Member] | AUSTRALIA | The Trustee for Martu Charitable Trust [Member]
Total	[2]			1,534,904			1,534,904
Newcrest Mining Limited [Member] | AUSTRALIA | Western Desert Lands Aboriginal Corporation [Member]
Total	[2]			306,585			306,585
Newcrest Mining Limited [Member] | CANADA | Government of British Columbia [Member]
Total	[2]			8,326			8,326
Newcrest Mining Limited [Member] | CANADA | Tahltan Nation [Member]
Total	[2]				61,466		61,466
Newcrest Mining Limited [Member] | CANADA | Gitanyow Huwilp Society [Member]
Total	[2]				87,173		87,173
Newcrest Mining Limited [Member] | CANADA | Government of British Columbia - Ministry of Finance [Member]
Total	[2]	2,333,035		247,901			2,580,935
Newcrest Mining Limited [Member] | CANADA | Tahltan Nation - Tahltan Heritage Trust [Member]
Total	[2]		1,518,028				1,518,028
Newcrest Mining Limited [Member] | CANADA | Tsetsaut Consultation Society [Member]
Total	[2]		177,141				177,141
Newcrest Mining Limited [Member] | UNITED STATES | Government of the State of Nevada - Bureau of Land Management [Member]
Total	[2]			250,616			250,616
Newcrest Mining Limited [Member] | ECUADOR | Government of Ecuador - Internal Revenue Service [Member]
Total	[2]	6,863,268					6,863,268
Newcrest Mining Limited [Member] | PAPUA NEW GUINEA | Government of Papua New Guinea - Internal Revenue Commission [Member]
Total	[2]	$ 14,138,118				938,522	15,076,639
Newcrest Mining Limited [Member] | PAPUA NEW GUINEA | Government of Papua New Guinea - Mineral Resources Authority [Member]
Total	[2]		3,241,403	$ 10,224			3,251,628
Newcrest Mining Limited [Member] | PAPUA NEW GUINEA | Kavieng District - Kavieng District Treasury [Member]
Total	[2]		2,585,915				2,585,915
Newcrest Mining Limited [Member] | PAPUA NEW GUINEA | Namatanai District - Namatanai District Treasury [Member]
Total	[2]		2,585,915				2,585,915
Newcrest Mining Limited [Member] | PAPUA NEW GUINEA | New Ireland Province [Member]
Total	[2]		1,292,957				1,292,957
Newcrest Mining Limited [Member] | PAPUA NEW GUINEA | Nimamar Rural Local Level Government [Member]
Total	[2]		3,878,872			2,514,583	6,393,454
Newcrest Mining Limited [Member] | PAPUA NEW GUINEA | Lihir Landholders [Member]
Total	[2]		$ 2,585,915		$ 4,951,008	$ 3,553,993	$ 11,090,916

[1]
Balances in currencies different than USD are automatically converted into USD at the official exchange rate of the date of the transaction. This conversion is automatically performed by the accounting system (SAP) used by Newmont Corporation. For reference purposes, the average FX for fiscal year 2023 are as follows: 1USD : 1.3495 CAD; 1USD : 1.5062 AUD; 1USD : 7.8337 GTQ; 1USD: 273.0550 ARS; 1USD : 11.6662 GHS; 1USD : 36.6237 SRD; and 1USD : 17.7634 MXN.

[2]
Balances in currencies different than USD are automatically converted into USD at the official exchange rate of the date of the transaction. This conversion is automatically performed by the accounting system (SAP) used by Newmont Corporation. For reference purposes, the average FX for fiscal year 2023 are as follows: 1USD : 1.3495 CAD; 1USD : 1.5062 AUD; and 1USD : 3.5902 PGK.